Schedule of trade accounts receivable, net and notes receivable (Details) - BRL (R$) R$ in Thousands		9 Months Ended
		Sep. 30, 2021	Dec. 31, 2020
DisclosureOfMarketableSecuritiesLineItems [Line Items]
Trade accounts receivable gross		R$ 4,196,878	R$ 4,719,137
Adjustment to present value		(10,867)	(13,316)
Expected credit losses		(633,850)	(605,940)
Trade receivable total		3,552,161	4,099,881
Current trade receivables		3,586,751	4,136,421
Non-current trade receivables		R$ 41,886	49,864
Weighted average maturity		2 years
Other Receivables [Member]
DisclosureOfMarketableSecuritiesLineItems [Line Items]
Trade accounts receivable gross		R$ 93,844	113,949
Adjustment to present value		(1,409)	(156)
Expected credit losses		(15,959)	(27,389)
Trade receivable total		76,476	86,404
Current trade receivables		40,991	43,566
Non-current trade receivables	[1]	35,485	42,838
Country of domicile [member] | Trade receivables [member]
DisclosureOfMarketableSecuritiesLineItems [Line Items]
[custom:TradeAndOtherReceivablesDueFromCustomers-0]		977,964	2,002,586
Foreign countries [member] | Trade receivables [member]
DisclosureOfMarketableSecuritiesLineItems [Line Items]
[custom:TradeAndOtherReceivablesDueFromCustomers-0]		R$ 3,218,914	R$ 2,716,551

[1]	Weighted average maturity of 2.00 years.